COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

(18)   COMMITMENTS AND CONTINGENCIES

(a)	Lease commitments

The Group entered into non-cancelable operating leases, primarily for office space, for initial terms of 12 to 36 months.

Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease, including any periods of free rent.

Future minimum lease payments under non-cancelable operating leases as of December 31, 2018 are:

Minimum
Lease Payments
Amount
RMB
Year ended December 31:
2019	2,959,829
2020	346,745
2021	—
2022	—
2023	—
3,306,574

Rental expense for operating leases (except leases with a term of one month or less that are not renewed) for the year ended March 31, 2017, nine months ended December 31, 2017 and year ended December 31, 2018 were RMB 6,089,419, RMB 4,772,679 and RMB 2,717,234 respectively.

(b)	Other commitments

On April 27, 2017, the Group entered into a five-year agreement with Tsinghua University, under which ATA will support the research of the Research Institute of Future Education and Assessment at Tsinghua University under certain circumstances with funding support of RMB 50.0 million, out of which RMB 30.0 million will be paid in the following three years.

The future minimum payments under the non-cancelable agreements as of December 31, 2018 are:

Required Payments
Amount
RMB
Year ended December 31:
2019	10,000,000
2020	10,000,000
2021	10,000,000
2022	—
2023	—
30,000,000